[USAA EAGLE LOGO (R)]
USAA CAPITAL GROWTH FUND
Fund Shares and Institutional Shares
SUPPLEMENT DATED APRIL 1, 2016
TO THE FUND'S PROSPECTUS and
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Capital Growth Fund (the Fund). Please review this important information carefully.

Effective April 1, 2016, QS Battermarch Financial Management, Inc. is merging with QS Investors, LLC, and the surviving company will be known as QS Investors, LLC.

As a result, all references in the Fund’s prospectus and statement of additional information to QS Batterymarch Financial Management, Inc. are hereby revised to refer to QS Investors, LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98507-0316